ACCOUNTS PAYABLE AND ACCRUED EXPENSES	12 Months Ended
Dec. 31, 2012
ACCOUNTS PAYABLE AND ACCRUED EXPENSES

6.    ACCOUNTS PAYABLE AND ACCRUED EXPENSES

Accounts payable and accrued expenses consist of the following (in thousands):

	December 31,
	2011	2012
Accounts payable	$7,850	$6,319
Accrued payroll and employee benefits	47,950	52,344
Accrued insurance	12,916	13,674
Accrued interest	241	1,430
Accrued occupancy costs	2,272	2,336
Accrued professional fees	1,777	2,135
Other accrued expenses	16,027	18,969

	$89,033	$97,207